INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of Inventories	Inventories as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Products	486,271	766,529